Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2014	May 31, 2024	May 31, 2024	May 31, 2024
C000023273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	The Fairholme Fund
C000082377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
Without Sales Load [Member] | C000023273
Average Annual Return [Line Items]
Average Annual Return, Percent			21.88%	13.31%	5.49%
Without Sales Load [Member] | C000082377
Average Annual Return [Line Items]
Average Annual Return, Percent			15.11%	6.07%	4.94%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			28.19%	15.80%	12.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			1.31%	(0.17%)	1.26%